Trade and Other Receivables (Current)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade and other receivables (current) [Abstract]
Trade and other receivables (current)

9. Trade and other receivables (current)

Current	Consolidated
	2023	2022
	$	$

GST recoverable	287,478	294,717
	287,478	294,717

Expected credit losses

The Group applies the AASB 9 (IFRS 9) simplified model of recognising lifetime expected credit losses for all trade receivables as these items do not have a significant financing component. In measuring the expected credit losses, the trade receivables have been assessed on a collective basis as they possess shared credit risk characteristics. They have been grouped based on the days past due and also according to the geographical location of customers.

9. Trade and other receivables (Current)

Current	Consolidated
	2022	2021
	$	$
Other receivables	-	53,447
GST recoverable	294,717	115,641
	294,717	169,088

Expected credit losses

The Group applies the AASB 9 (IFRS 9) simplified model of recognising lifetime expected credit losses for all trade receivables as these items do not have a significant financing component. In measuring the expected credit losses, the trade receivables have been assessed on a collective basis as they possess shared credit risk characteristics. They have been grouped based on the days past due and also according to the geographical location of customers.